GUARANTEES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Income and Revenue Collection Guarantee
Guarantee Obligations
Maximum potential amount of future payments under guarantees	$ 146
Guarantor obligations, current carrying value	101
Guaranteed Minimum Rent
Guarantee Obligations
Maximum potential amount of future payments under guarantees	6
Liability for the fair value of guarantees	4
Guarantor obligations, current carrying value	1
Guarantee obligations for recorded liabilities, long term	$ 3